CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,709,209	$ 1,158,024
Restricted cash (Note 11)	672,981
Accounts receivable, net (Note 3)	320,929	306,500
Amounts due from affiliated companies (Note 20(a))	1,322	1,846
Amount due from a shareholder (Note 20(d))		6
Income tax receivable	266
Inventories	16,576	15,258
Prepaid expenses and other current assets	27,743	23,882
Total current assets	2,749,026	1,505,516
PROPERTY AND EQUIPMENT, NET (Note 4)	2,684,094	2,655,429
GAMING SUBCONCESSION, NET (Note 5)	542,268	599,505
INTANGIBLE ASSETS, NET (Note 6)	4,220	4,220
GOODWILL (Note 6)	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Note 7)	88,241	72,858
RESTRICTED CASH (Note 11)	741,683	364,807
DEFERRED TAX ASSETS (Note 15)	105	24
DEFERRED FINANCING COSTS	65,930	42,738
LAND USE RIGHTS, NET (Note 8)	989,984	942,968
TOTAL ASSETS	7,947,466	6,269,980
CURRENT LIABILITIES
Accounts payable (Note 9)	13,745	12,023
Accrued expenses and other current liabilities (Note 10)	850,841	588,719
Income tax payable	1,191	1,240
Current portion of long-term debt (Note 11)	854,940
Amounts due to affiliated companies (Note 20(b))	949	1,137
Total current liabilities	1,721,666	603,119
LONG-TERM DEBT (Note 11)	2,339,924	2,325,980
OTHER LONG-TERM LIABILITIES (Note 12)	7,412	27,900
DEFERRED TAX LIABILITIES (Note 15)	66,350	70,028
LAND USE RIGHTS PAYABLE (Note 19(c))	71,358	55,301
COMMITMENTS AND CONTINGENCIES (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized-7,300,000,000 shares as of December 31, 2012 and 2011 and issued - 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively (Note 14))	16,581	16,531
Treasury shares, at US$0.01 par value per share (11,267,038 and 10,552,328 shares as of December 31, 2012 and 2011, respectively (Note 14))	(113)	(106)
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
Noncontrolling interests	354,817	231,497
Total equity	3,740,756	3,187,652
TOTAL LIABILITIES AND EQUITY	$ 7,947,466	$ 6,269,980